General and Administrative Expenses	12 Months Ended
Dec. 31, 2017
Disclosure of general and administrative expenses [Abstract]
General and Administrative Expenses
Note 19 - General and Administrative Expenses

	For the year ended December 31
	2017	2016	2015
	USD thousands	USD thousands	USD thousands
Salaries, wages and related expenses	4,535	3,525	2,395
Professional services	1,802	1,510	1,271
Travel expenses	216	192	214
Overhead	445	203	133
Other general and administrative expenses	377	267	292

Total general and administrative expenses	7,375	5,697	4,305